Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt [Abstract]
Schedule of Future Minimum Principal Payments of Vehicle Loan

As of June 30, 2025, estimated future minimum principal payments of vehicle loans were as follows:

Year Ending December 31,	Amount
2025 (remaining)	$149,992
2026	299,253
2027	136,062
2028	57,538
Total	642,845
Less: current portion	(305,362)
Total long-term debt	$337,483

The following table presents the maturity analysis of the long-term debt as of December 31, 2024:

Years
2025	$291,036
2026	299,254
2027	135,976
2028	61,392
Total debt	787,659
Less current portion	291,036
Long-term debt	$496,623